Other Accrued Liabilities	12 Months Ended
Mar. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Other Accrued Liabilities	7. Other Accrued Liabilities Other accrued liabilities consist of the following:
	March 31,
	2020	2021

Accrued expenses	$541	$574
Others	1,177	1,442
	$1,718	$2,016